Share capital - Summary of weighted average of share option granted (Detail) - yr	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Risk-free interest rate	3.32%	1.41%	0.41%
Expected life of options (years)	5	4.9	4.9
Expected volatility	54.00%	56.00%	56.00%
Expected dividend	0.00%	0.00%	0.00%